SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

Description of plans:

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, RSUs awards and other stock-based awards. During the years commencing in 2010 and through December 31, 2019, the Company's Board of Directors approved, in the aggregate, an increase of 6,015,500 shares to the number of shares available for grant under the 2008 Plan, bringing the total number of shares available for grant to 7,015,500. As of December 31, 2019, an aggregate of 77,888 shares are still available for future grants under the 2008 Plan.

Options granted under the 2008 Plan vest quarterly over two to four years or 50% at the second anniversary and 25% at the third and fourth anniversary. The options expire after six, seven or ten years from the date of grant. Any options, which are forfeited or canceled before expiration of the 2008 Plan, become available for future grants.

All options granted by the Company on or before March 23, 2017 that are unvested and remain outstanding shall become fully vested upon change of control. In addition, options granted to several management members after such date that are unvested and remain outstanding shall also become fully vested upon change of Control.

In February 2019, the 2008 Plan was amended to include a dividend adjustment, whereby  unless otherwise is resolved by the Board of Directors, the exercise price of each outstanding share option (whether vested or not) (as such term is defined in the 2008 Plan), shall be reduced by an amount equal to the cash dividend per share distributed on the applicable distribution date. The amendment applied to the dividend distributed by the Company’s Board of Directors in April 2019, as described below. In addition, the amendment stipulates that the administrating committee may apply a “net exercise” payment method, whereby a certain number of ordinary shares to which a participant is entitled, may be withheld according to the formula set forth in the amendment.

Valuation assumptions:

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its stock options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends. In April 2019 the Company distributed a cash dividend in the amount of $24,864 or $0.45 per share for which a protective adjustment was applied to the outstanding equity awards. This was the first time the Company paid dividend. However, the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.

Options granted to employees:

The fair value of the Company's stock options granted to employees for the years ended December 31, 2019, 2018 and 2017 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2019	2018	2017

Risk free interest	1.35%-2.51%	2.48%-2.82%	1.66%-2.00%
Dividend yields	0%	0%	0%
Volatility	33.35%-34.32%	33%	33%
Expected term (in years)	4.22-4.26	4.3-4.39	4.52

A summary of employee option balances under the 2008 Plan as of December 31, 2019 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2019	2,883,410	$5.6	3.7	$9,087

Granted	1,112,500	$9.3
Exercised	(676,930)	$5.1
Forfeited	(150,000)	$7.3

Outstanding at December 31, 2019	3,168,980	$6.9	3.8	$4,795

Exercisable at December 31, 2019	1,094,772	$4.6	2.3	$3,590

The weighted-average grant-date fair value of options granted to employees during the year ended December 31, 2019 was $2.6. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year 2019 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2019. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the year ended December 31, 2019 was $2,350.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances. The total incremental effect in connection with the modification described above amounted to $970 out of which $803 was recorded during the year ended December 31, 2019.

The outstanding and exercisable options granted to employees under the 2008 Plan as of December 31, 2019, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2019	life (years)	price	2019	options

$3.32-4.95	1,067,184	2.2	$4.5	925,726	4.5
$5.05-7.41	831,796	3.8	$6.5	169,046	5.4
$7.73-9.51	1,270,000	5.2	$9.2	-

	3,168,980	3.8	$6.9	1,094,772	4.6

Additional stock-based compensation data:

As of December 31, 2019, there was $3,677 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to employees under the 2008 Plan. The cost related to employees is expected to be recognized over a weighted-average period of 3 years.

c.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend paid in Israeli currency in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation.

2.
In April 2019 the Company distributed a cash dividend for the first time, in the amount of $24,864 or $0.45 per share. However, the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.

3.
Pursuant to the terms of a loan from a bank (see also Note 13c), the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank; which was received for the April 2019 dividend.